LOSS PER SHARE APPLICABLE TO COMMON STOCKHOLDER (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
SUMMARY OF COMMON STOCK EQUIVALENTS EXCLUDED FROM CALCULATION OF DILUTIVE LOSS PER SHARE

The following table summarizes the Company’s securities, in Common Stock equivalents, which have been excluded from the calculation of dilutive loss per share as their effect would be anti-dilutive:

	September 30, 2024	September 30, 2023
Stock Options – employee and non-employee	202,650	139,160
Warrants	7,626,229	8,758,954
Total	7,828,879	8,898,114

The following table summarizes the Company’s securities, in common share equivalents, which have been excluded from the calculation of dilutive loss per share as their effect would be anti-dilutive:

	December 31, 2023	December 31, 2022
Stock options - employee and non-employee	112,685	147,619
Warrants	8,633,229	78,252
Total	8,745,915	225,871